Equity - Use of IPO Proceeds (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
	Jul. 26, 2018	Jul. 17, 2018	Aug. 31, 2018	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017
Subsidiary, Sale of Stock [Line Items]
Net proceeds from IPO				$ 0	$ 134,362
Payment to the holders of claims under the Pre-Emergence Credit Facility (including $29 in bank fees and $3,760 in interest)						$ 451,000
Series A Preferred Stock Conversion and Common Stock Offering
Subsidiary, Sale of Stock [Line Items]
Net proceeds from IPO	$ 111,000
Net proceeds received	$ 60,000
Sale of stock, price per share (in dollars per share)	$ 14.00
Additional shares sold directly by the selling shareholders
Subsidiary, Sale of Stock [Line Items]
Number of shares sold	2,545,630
Sale of stock, price per share (in dollars per share)	$ 14.00
Line of credit | RBL Facility
Subsidiary, Sale of Stock [Line Items]
Payment to the holders of claims under the Pre-Emergence Credit Facility (including $29 in bank fees and $3,760 in interest)	$ 105,000		$ 105,000
Oaktree Capital Management And Benefit Street Partners Stock Purchase Agreements | Oaktree Capital Management And Benefit Street Partners
Subsidiary, Sale of Stock [Line Items]
Number of shares purchased		1,802,196
Net proceeds from the IPO to purchase shares of common stock from certain stockholders		$ 24,000
Oaktree Capital Management And Benefit Street Partners Stock Purchase Agreements | Oaktree Capital Management
Subsidiary, Sale of Stock [Line Items]
Number of shares purchased		410,229
Oaktree Capital Management And Benefit Street Partners Stock Purchase Agreements | Benefit Street Partners
Subsidiary, Sale of Stock [Line Items]
Number of shares purchased		1,391,967